Related Party Transactions - Balance Related to Related Parties (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 26, 2022	Mar. 27, 2021	Mar. 28, 2020
Expenses incurred:
Management fees to related parties	$ 0	$ 0	$ 0
Consultant fees to a related party	237	209	229
Expense reimbursement to a related party	36	30	68
Interest expense on cash advance received from controlling shareholder	297	370	426
Compensation paid to a related party	364	332	345
Accounts payable to related parties	75	66	231
Interest payable on cash advance received from controlling shareholder	15	269	448
Receivable from joint venture	$ 1,543	$ 0	$ 0